FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2013 and 2012 are as follows:

(in thousands of $)	2013 Fair value	2013 Carrying value	2012 Fair value	2012 Carrying value
Financial assets:
Restricted cash and investments	781	781	836	836

The estimated fair values of financial assets are as follows:

(in thousands of $)	2013 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	781	781	—	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Concentrations of risk
There is a concentration of credit risk with respect to Restricted Cash to the extent that all of the amounts are invested with The Bank of New York Mellon.